Share Option Plans (Tables)	12 Months Ended
Dec. 31, 2013
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Assumptions for Fair Value Estimation of Options Granted Using Dividend Adjusted Black-Scholes Pricing Model

The fair value of the option awards granted in 2010 was estimated on the respective dates of grant using a dividend adjusted Black—Scholes pricing model that uses the assumptions noted in the following table:

Options grants
Weighted average risk-free rate of return	3.15%
Weighted average expected option life	6.25 years
Weighted average volatility rate	63%
Weighted average dividend yield	0%

Summary of Share Options

A summary of the share options and nonvested shares activities is as follows:

	Years Ended December 31,
	2011		2012		2013
Share options	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price	Number of options	Weighted exercise price
		RMB		RMB		RMB
Outstanding at beginning of year	4,124,472	22	3,711,785	22	3,605,152	22
Cancelled	(425,187)	28	(106,633)	18	(1,114,879)	26
Adjustment	12,500	26	—	—	—	—

Outstanding at end of year	3,711,785	22	3,605,152	26	2,490,273	20

Exercisable at end of year	2,439,744	27	2,934,952	24	2,323,823	20

Summary of Nonvested Options

Nonvested Option	Number of option	Weighted-average exercise price
		RMB
Nonvested at January 1, 2013	670,200	10
Granted	—	—
Vested	(499,075)	10
Cancelled	(4,675)	11

Nonvested at December 31, 2013	166,450	11

Summary of Nonvested Shares

Nonvested Shares	Shares	Weighted-average grant-date fair value
		RMB
Nonvested at January 1, 2013	384,956	11
Granted	—	—
Vested	(192,478)	11
Forfeited	—	—

Nonvested at December 31, 2013	192,478	11

Outstanding Options

The outstanding options as of December 31, 2013 have the following characteristics:

Options outstanding			Options exercisable
Number outstanding	Weighted average remaining contractual life (year)	Fair value per share at grant date	Number exercisable	Weighted average exercise price
				(RMB)
355,859	1.167	RMB40.42 (US$4.896)	355,859	71
150,814	4.099	RMB11.63 (US$1.619)	150,814	22
1,311,800	5.496	RMB6.49 (US$0.947)	1,311,800	10
671,800	7.083	RMB6.72 (US$0.991)	505,350	11

2,490,273	5.221		2,323,823	20

Amounts of Share-Based Compensation

The amounts of share-based compensation attributable to cost of revenues, sales and marketing, general and administrative expenses, and research and development included in those line items in the consolidated statements of operations are as follows:

	Years Ended December 31,
	2011	2012	2013	2013
	RMB	RMB	RMB	US$
Cost of revenues	21	(13)	—	—
Sales and marketing	347	11	45	7
General and administrative	4,127	900	635	105
Research and development	2,632	1,178	581	96

Total share-based compensation expense	7,127	2,076	1,261	208